Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 11, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 11, 2014
Line of Credit Facility [Line Items]
Debt, net of discounts		9,268	9,111
Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Available borrowing under Loan and Security Agreement	10,000			10,000
Amount of each separate note		5,000	5,000
Debt, unamortized discount			889
Debt, net of discounts			9,111
Loan and Security Agreement [Member] | Initial Promissory Note [Member]
Line of Credit Facility [Line Items]
Amount of each separate note	5,000			5,000
Note issuance date	Jun. 11, 2014
Frequency of debt payments		Monthly	Monthly
Term of debt payments	27 months
Date of first required payment	Jul. 01, 2015
Interest rate, minimum	11.25%
Interest rate, description of maximum		11.25% plus the Wall Street Journal Prime Rate, less 3.25%	11.25% plus the Wall Street Journal Prime Rate, less 3.25%
Spread on variable rate	3.25%
Additional interest payment	125
Due date of additional interest payment	Oct. 01, 2017
Number of shares callable by warrants outstanding	177,514			177,514
Exercise price of warrant	$ 1.41			$ 1.41
Fair value of the warrant issued	230			230
Loan and Security Agreement [Member] | Second Promissory Note [Member]
Line of Credit Facility [Line Items]
Amount of each separate note			5,000
Frequency of debt payments		Monthly	Monthly
Term of debt payments			27 months
Date of first required payment			Jul. 01, 2015
Interest rate, minimum			9.95%
Interest rate, description of maximum		9.95% plus the Wall Street Journal Prime Rate, less 3.25%	9.95% plus the Wall Street Journal Prime Rate, less 3.25%
Additional interest payment			125
Due date of additional interest payment			Oct. 01, 2017
Number of shares callable by warrants outstanding		177,514	177,514
Exercise price of warrant		1.41	1.41
Fair value of the warrant issued		619	619
Scenario, Previously Reported [Member] | Loan and Security Agreement [Member] | Initial Promissory Note [Member]
Line of Credit Facility [Line Items]
Additional interest payment	125,000
Scenario, Previously Reported [Member] | Loan and Security Agreement [Member] | Second Promissory Note [Member]
Line of Credit Facility [Line Items]
Additional interest payment			125,000